Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Registrant Name	CAMP4 THERAPEUTICS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42365
Entity Tax Identification Number	81-1152476
Entity Address, State or Province	MA
Entity Address, City or Town	Watertown
Entity Address, Address Line Two	Suite 201
Entity Address, Address Line One	100 Talcott Avenue
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	651-8867
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CAMP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001736730
Amendment Flag	false